Distribution Date:	03/17/23	BANK 2017-BNK4
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK4

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541FAW9	2.002000%	33,805,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06541FAX7	3.100000%	88,384,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541FAY5	3.419000%	44,824,000.00	35,958,277.88	900,405.94	102,451.13	0.00	0.00	1,002,857.07	35,057,871.94	34.85%	30.00%
A-3	06541FAZ2	3.362000%	235,000,000.00	233,743,921.59	0.00	654,872.55	0.00	0.00	654,872.55	233,743,921.59	34.85%	30.00%
A-4	06541FBA6	3.625000%	268,432,000.00	268,432,000.00	0.00	810,888.33	0.00	0.00	810,888.33	268,432,000.00	34.85%	30.00%
A-S	06541FBD0	3.777000%	67,045,000.00	67,045,000.00	0.00	211,024.14	0.00	0.00	211,024.14	67,045,000.00	26.72%	23.00%
B	06541FBE8	3.999000%	43,100,000.00	43,100,000.00	0.00	143,630.75	0.00	0.00	143,630.75	43,100,000.00	21.49%	18.50%
C	06541FBF5	4.372000%	45,494,000.00	45,494,000.00	0.00	165,749.81	0.00	0.00	165,749.81	45,494,000.00	15.97%	13.75%
D	06541FAJ8	3.357000%	56,270,000.00	56,270,000.00	0.00	157,415.32	0.00	0.00	157,415.32	56,270,000.00	9.15%	7.88%
E	06541FAL3	3.357000%	21,550,000.00	21,550,000.00	0.00	60,286.12	0.00	0.00	60,286.12	21,550,000.00	6.53%	5.63%
F	06541FAN9	3.357000%	10,775,000.00	10,775,000.00	0.00	30,143.06	0.00	0.00	30,143.06	10,775,000.00	5.23%	4.50%
G	06541FAQ2	3.357000%	43,100,400.00	43,100,400.00	0.00	113,425.06	0.00	0.00	113,425.06	43,100,400.00	0.00%	0.00%
V	06541FAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541FAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2D74E2	4.838031%	50,409,442.00	43,445,715.66	47,389.79	174,783.55	0.00	0.00	222,173.34	43,398,325.87	0.00%	0.00%
Regular SubTotal			1,008,188,842.00	868,914,315.13	947,795.73	2,624,669.82	0.00	0.00	3,572,465.55	867,966,519.40

X-A	06541FBB4	1.341033%	670,445,000.00	538,134,199.47	0.00	601,379.79	0.00	0.00	601,379.79	537,233,793.53
X-B	06541FBC2	0.825633%	155,639,000.00	155,639,000.00	0.00	107,083.95	0.00	0.00	107,083.95	155,639,000.00
X-D	06541FAA7	1.481031%	56,270,000.00	56,270,000.00	0.00	69,448.03	0.00	0.00	69,448.03	56,270,000.00
X-E	06541FAC3	1.481031%	21,550,000.00	21,550,000.00	0.00	26,596.86	0.00	0.00	26,596.86	21,550,000.00
X-F	06541FAE9	1.481031%	10,775,000.00	10,775,000.00	0.00	13,298.43	0.00	0.00	13,298.43	10,775,000.00
X-G	06541FAG4	1.481031%	43,100,400.00	43,100,400.00	0.00	53,194.21	0.00	0.00	53,194.21	43,100,400.00
Notional SubTotal			957,779,400.00	825,468,599.47	0.00	871,001.27	0.00	0.00	871,001.27	824,568,193.53

Deal Distribution Total					947,795.73	3,495,671.09	0.00	0.00	4,443,466.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541FAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06541FAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541FAY5	802.21037569	20.08758567	2.28563114	0.00000000	0.00000000	0.00000000	0.00000000	22.37321680	782.12279002
A-3	06541FAZ2	994.65498549	0.00000000	2.78669170	0.00000000	0.00000000	0.00000000	0.00000000	2.78669170	994.65498549
A-4	06541FBA6	1,000.00000000	0.00000000	3.02083332	0.00000000	0.00000000	0.00000000	0.00000000	3.02083332	1,000.00000000
A-S	06541FBD0	1,000.00000000	0.00000000	3.14750004	0.00000000	0.00000000	0.00000000	0.00000000	3.14750004	1,000.00000000
B	06541FBE8	1,000.00000000	0.00000000	3.33250000	0.00000000	0.00000000	0.00000000	0.00000000	3.33250000	1,000.00000000
C	06541FBF5	1,000.00000000	0.00000000	3.64333341	0.00000000	0.00000000	0.00000000	0.00000000	3.64333341	1,000.00000000
D	06541FAJ8	1,000.00000000	0.00000000	2.79749991	0.00000000	0.00000000	0.00000000	0.00000000	2.79749991	1,000.00000000
E	06541FAL3	1,000.00000000	0.00000000	2.79749977	0.00000000	0.00000000	0.00000000	0.00000000	2.79749977	1,000.00000000
F	06541FAN9	1,000.00000000	0.00000000	2.79749977	0.00000000	0.00000000	0.00000000	0.00000000	2.79749977	1,000.00000000
G	06541FAQ2	1,000.00000000	0.00000000	2.63164750	0.16585252	6.48731984	0.00000000	0.00000000	2.63164750	1,000.00000000
V	06541FAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2D74E2	861.85670653	0.94009749	3.46727802	0.00746348	0.30120667	0.00000000	0.00000000	4.40737551	860.91660904

Notional Certificates
X-A	06541FBB4	802.65226748	0.00000000	0.89698602	0.00000000	0.00000000	0.00000000	0.00000000	0.89698602	801.30927001
X-B	06541FBC2	1,000.00000000	0.00000000	0.68802774	0.00000000	0.00000000	0.00000000	0.00000000	0.68802774	1,000.00000000
X-D	06541FAA7	1,000.00000000	0.00000000	1.23419282	0.00000000	0.00000000	0.00000000	0.00000000	1.23419282	1,000.00000000
X-E	06541FAC3	1,000.00000000	0.00000000	1.23419304	0.00000000	0.00000000	0.00000000	0.00000000	1.23419304	1,000.00000000
X-F	06541FAE9	1,000.00000000	0.00000000	1.23419304	0.00000000	0.00000000	0.00000000	0.00000000	1.23419304	1,000.00000000
X-G	06541FAG4	1,000.00000000	0.00000000	1.23419295	0.00000000	0.00000000	0.00000000	0.00000000	1.23419295	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	102,451.13	0.00	102,451.13	0.00	0.00	0.00	102,451.13	0.00
A-3	02/01/23 - 02/28/23	30	0.00	654,872.55	0.00	654,872.55	0.00	0.00	0.00	654,872.55	0.00
A-4	02/01/23 - 02/28/23	30	0.00	810,888.33	0.00	810,888.33	0.00	0.00	0.00	810,888.33	0.00
X-A	02/01/23 - 02/28/23	30	0.00	601,379.79	0.00	601,379.79	0.00	0.00	0.00	601,379.79	0.00
X-B	02/01/23 - 02/28/23	30	0.00	107,083.95	0.00	107,083.95	0.00	0.00	0.00	107,083.95	0.00
X-D	02/01/23 - 02/28/23	30	0.00	69,448.03	0.00	69,448.03	0.00	0.00	0.00	69,448.03	0.00
X-E	02/01/23 - 02/28/23	30	0.00	26,596.86	0.00	26,596.86	0.00	0.00	0.00	26,596.86	0.00
X-F	02/01/23 - 02/28/23	30	0.00	13,298.43	0.00	13,298.43	0.00	0.00	0.00	13,298.43	0.00
X-G	02/01/23 - 02/28/23	30	0.00	53,194.21	0.00	53,194.21	0.00	0.00	0.00	53,194.21	0.00
A-S	02/01/23 - 02/28/23	30	0.00	211,024.14	0.00	211,024.14	0.00	0.00	0.00	211,024.14	0.00
B	02/01/23 - 02/28/23	30	0.00	143,630.75	0.00	143,630.75	0.00	0.00	0.00	143,630.75	0.00
C	02/01/23 - 02/28/23	30	0.00	165,749.81	0.00	165,749.81	0.00	0.00	0.00	165,749.81	0.00
D	02/01/23 - 02/28/23	30	0.00	157,415.32	0.00	157,415.32	0.00	0.00	0.00	157,415.32	0.00
E	02/01/23 - 02/28/23	30	0.00	60,286.13	0.00	60,286.13	0.00	0.00	0.00	60,286.12	0.00
F	02/01/23 - 02/28/23	30	0.00	30,143.06	0.00	30,143.06	0.00	0.00	0.00	30,143.06	0.00
G	02/01/23 - 02/28/23	30	271,697.70	120,573.37	0.00	120,573.37	7,148.31	0.00	0.00	113,425.06	279,606.08
RR Interest	02/01/23 - 02/28/23	30	14,747.97	175,159.78	0.00	175,159.78	376.23	0.00	0.00	174,783.55	15,183.66
Totals			286,445.67	3,503,195.64	0.00	3,503,195.64	7,524.54	0.00	0.00	3,495,671.09	294,789.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,443,466.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,281,217.23	Master Servicing Fee	5,956.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,238.01
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.91
ARD Interest	0.00	Operating Advisor Fee	864.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.23
Extension Interest	0.00
Interest Reserve Withdrawal	233,854.54
Total Interest Collected	3,515,071.77	Total Fees	11,876.15

Principal		Expenses/Reimbursements
Scheduled Principal	947,795.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,138.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	386.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	947,795.73	Total Expenses/Reimbursements	7,524.54

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,495,671.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	947,795.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,443,466.82
Total Funds Collected	4,462,867.50	Total Funds Distributed	4,462,867.51

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	868,914,316.19	868,914,316.19	Beginning Certificate Balance	868,914,315.13
(-) Scheduled Principal Collections	947,795.73	947,795.73	(-) Principal Distributions	947,795.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	867,966,520.46	867,966,520.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	868,914,316.17	868,914,316.17	Ending Certificate Balance	867,966,519.40
Ending Actual Collateral Balance	867,966,520.44	867,966,520.44

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.84%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP	Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP
2,000,000 or less	1	1,768,401.62	0.20%	49	5.4100	1.376700	1.20 or less	5	213,928,374.49	24.65%	48	4.8538	0.861386
2,000,001 to 4,000,000	2	5,973,298.82	0.69%	47	5.0017	1.718790	1.21 to 1.30	5	26,924,814.54	3.10%	47	5.2422	1.258064
4,000,001 to 5,000,000	3	13,344,465.96	1.54%	48	4.9679	1.756767	1.31 to 1.40	3	32,208,074.87	3.71%	48	5.3240	1.389418
5,000,001 to 6,000,000	6	32,317,355.31	3.72%	46	4.9929	1.531181	1.41 to 1.50	5	59,536,035.57	6.86%	45	4.8361	1.478417
6,000,001 to 7,000,000	6	37,818,042.54	4.36%	47	4.9463	1.477917	1.51 to 1.75	9	204,572,898.77	23.57%	47	4.9812	1.627837
7,000,001 to 8,000,000	2	14,674,361.15	1.69%	47	5.1524	1.408199	1.76 to 2.00	5	58,429,113.96	6.73%	48	5.4939	1.871245
8,000,001 to 10,000,000	1	8,432,055.08	0.97%	47	4.8100	1.495200	2.01 to 2.25	5	61,305,750.48	7.06%	46	4.8699	2.073116
10,000,001 to 15,000,000	5	60,168,844.72	6.93%	47	4.8127	2.185320	2.26 to 2.50	3	37,295,000.00	4.30%	47	4.3959	2.368623
15,000,001 to 20,000,000	5	92,365,841.53	10.64%	48	4.4930	2.460476	2.51 to 2.75	3	55,000,000.00	6.34%	48	4.3260	2.750982
20,000,001 to 30,000,000	5	117,433,526.83	13.53%	47	5.4074	1.791102	2.76 or greater	2	61,203,705.73	7.05%	47	4.3664	2.948410
30,000,001 to 50,000,000	6	235,554,762.69	27.14%	47	4.9105	1.644326	Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760
50,000,001 or greater	3	190,552,812.16	21.95%	48	4.6182	1.098094
Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP
							Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP
Alabama	4	75,133,582.09	8.66%	46	4.8276	1.612907
							Industrial	5	44,556,299.28	5.13%	47	5.0018	1.926772
Alaska	1	7,438,523.91	0.86%	47	5.2850	1.372400
							Lodging	9	129,443,185.42	14.91%	48	5.2270	1.309063
California	12	182,477,445.82	21.02%	47	4.9346	1.610339
							Mixed Use	2	49,144,785.15	5.66%	47	5.2351	1.672834
Connecticut	1	11,203,706.08	1.29%	47	5.0200	2.967200
							Multi-Family	4	18,820,412.38	2.17%	46	4.8904	1.631890
Florida	3	17,365,841.53	2.00%	49	5.1200	1.987500
							Office	9	311,466,188.38	35.88%	48	4.5637	1.710986
Hawaii	1	12,524,408.02	1.44%	46	5.0160	1.608900
							Other	1	27,424,007.13	3.16%	47	5.5200	1.620200
Illinois	1	5,200,000.00	0.60%	43	4.1400	2.063100
							Retail	27	204,227,574.32	23.53%	47	4.9476	1.678821
Louisiana	1	5,124,917.56	0.59%	45	4.7300	2.062000
							Self Storage	2	25,321,318.06	2.92%	47	4.5248	2.058212
Maryland	1	4,806,808.16	0.55%	49	5.4500	1.284400
							Totals	62	867,966,520.46	100.00%	47	4.8547	1.660760
Massachusetts	2	52,295,000.00	6.03%	47	4.2432	2.922889

Michigan	1	27,424,007.13	3.16%	47	5.5200	1.620200

New York	2	66,724,228.58	7.69%	49	4.4083	0.860448

Ohio	3	74,508,213.66	8.58%	46	5.0481	1.514572

Oregon	1	6,056,478.05	0.70%	48	4.8840	1.664900

Pennsylvania	2	47,001,149.34	5.42%	47	5.1564	1.715348

Puerto Rico	11	20,506,973.41	2.36%	47	6.2900	1.828000

South Carolina	1	3,678,298.77	0.42%	47	5.1600	1.257200

Tennessee	1	10,816,267.14	1.25%	48	4.8300	1.664500

Texas	5	52,381,886.63	6.04%	47	5.0482	1.238022

Virginia	1	55,000,000.00	6.34%	48	4.3260	2.752700

Washington, DC	3	68,677,812.16	7.91%	48	4.7579	0.837700

Wisconsin	1	4,058,222.08	0.47%	49	4.7700	1.917100

Totals	62	867,966,520.46	100.00%	47	4.8547	1.660760

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP	Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	55,200,000.00	6.36%	47	4.2125	2.861198	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	150,000,000.00	17.28%	48	4.3305	1.888195	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	87,345,525.67	10.06%	46	4.7174	1.598074	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	218,972,907.92	25.23%	47	4.8257	1.479837	49 months or greater	45	810,403,768.41	93.37%	47	4.8699	1.654056
	5.001% to 5.250%	10	115,654,767.07	13.32%	47	5.0717	1.557966	Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760
	5.251% to 5.500%	8	90,876,306.37	10.47%	47	5.3202	1.491025
	5.501% to 5.750%	2	71,847,287.91	8.28%	48	5.5219	1.148065
	5.751% or greater	1	20,506,973.47	2.36%	47	6.2900	1.828000
	Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP	Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP
	113 months or less	45	810,403,768.41	93.37%	47	4.8699	1.654056	Interest Only	13	399,047,812.16	45.98%	47	4.5347	1.782706
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	157,583,951.21	18.16%	47	5.3141	1.720568
	Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760	241 months to 300 months	23	253,772,005.04	29.24%	47	5.1213	1.410459
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	57,562,752.05	6.63%	48	4.6411	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	41,459,656.98	4.78%	48	4.4118	2.555243	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	762,622,793.80	87.86%	47	4.8933	1.608044	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	6,321,317.63	0.73%	47	5.0500	1.294500
	Totals	48	867,966,520.46	100.00%	47	4.8547	1.660760
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801581	OF	Washington	DC	Actual/360	4.758%	254,148.60	0.00	0.00	N/A	03/01/27	--	68,677,812.16	68,677,812.16	03/01/23
2	300801566	RT	Birmingham	AL	Actual/360	4.762%	229,171.25	0.00	0.00	N/A	01/01/27	--	61,875,000.00	61,875,000.00	03/01/23
3	310938105	OF	New York	NY	Actual/360	4.310%	201,133.33	0.00	0.00	N/A	04/06/27	--	60,000,000.00	60,000,000.00	03/06/23
4	307640004	OF	Arlington	VA	Actual/360	4.326%	67,293.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	03/06/23
4A	307640104				Actual/360	4.326%	67,293.33	0.00	0.00	N/A	03/06/27	--	20,000,000.00	20,000,000.00	03/06/23
4B	307640204				Actual/360	4.326%	50,470.00	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	03/06/23
6	310939342	OF	Cambridge	MA	Actual/360	4.220%	164,111.11	0.00	0.00	N/A	02/11/27	--	50,000,000.00	50,000,000.00	03/11/23
7	300801584	IN	Alexandria	VA	Actual/360	4.565%	173,089.58	0.00	0.00	N/A	03/01/27	--	48,750,000.00	48,750,000.00	03/01/23
8	300801579	LO	San Diego	CA	Actual/360	5.523%	191,155.73	76,383.73	0.00	N/A	03/01/27	--	44,499,664.82	44,423,281.09	03/01/23
10	307640010	MU	Cleveland	OH	Actual/360	5.310%	151,611.81	89,505.30	0.00	N/A	02/06/27	--	36,709,882.43	36,620,377.13	03/06/23
11	1648457	LO	Houston	TX	Actual/360	5.060%	138,913.91	71,878.96	0.00	N/A	02/01/27	--	35,297,153.44	35,225,274.48	03/01/23
12	307640012	OF	Westlake	OH	Actual/360	4.716%	118,780.67	97,121.47	0.00	N/A	11/01/26	--	32,382,951.46	32,285,829.99	03/01/23
13	310939035	RT	Torrance	CA	Actual/360	4.740%	136,406.67	0.00	0.00	N/A	03/11/27	--	37,000,000.00	37,000,000.00	03/11/23
14	300801570	98	Detroit	MI	Actual/360	5.520%	118,065.62	75,748.35	0.00	N/A	02/01/27	--	27,499,755.17	27,424,006.82	03/01/23
15	1648376	RT	Various	PR	Actual/360	6.290%	100,728.70	82,586.68	0.00	N/A	02/01/27	--	20,589,560.15	20,506,973.47	03/01/23
16	310938650	IN	Philadelphia	PA	Actual/360	4.990%	93,146.67	0.00	0.00	N/A	02/11/27	--	24,000,000.00	24,000,000.00	03/11/23
17	310938654	OF	Ontario	CA	Actual/360	4.990%	87,490.33	41,200.22	0.00	N/A	02/11/27	--	22,542,597.42	22,501,397.20	03/11/23
18	310938980	OF	King of Prussia	PA	Actual/360	5.330%	95,510.94	38,209.65	0.00	N/A	03/11/27	--	23,039,358.99	23,001,149.34	03/11/23
19	600937814	LO	Various	FL	Actual/360	5.120%	69,349.65	48,970.91	0.00	N/A	04/11/27	--	17,414,812.44	17,365,841.53	03/11/23
20	1648467	RT	Anchorage	AK	Actual/360	5.285%	30,622.64	11,232.56	0.00	N/A	02/01/27	--	7,449,756.47	7,438,523.91	03/01/23
21	1648516	RT	Vails Gate	NY	Actual/360	5.285%	27,682.05	10,153.94	0.00	N/A	02/01/27	--	6,734,382.52	6,724,228.58	03/01/23
22	1648517	RT	Semmes	AL	Actual/360	5.285%	22,206.48	8,145.47	0.00	N/A	02/01/27	--	5,402,306.82	5,394,161.35	03/01/23
23	300801573	SS	San Mateo	CA	Actual/360	4.350%	64,283.33	0.00	0.00	N/A	02/01/27	--	19,000,000.00	19,000,000.00	03/01/23
24	300801568	RT	Daly City	CA	Actual/360	4.400%	54,755.56	0.00	0.00	N/A	01/01/27	--	16,000,000.00	16,000,000.00	03/01/23
25	1648275	MU	Waipahu	HI	Actual/360	5.016%	48,962.93	25,791.62	0.00	N/A	01/01/27	--	12,550,199.62	12,524,408.00	03/01/23
26	300801574	LO	Mystic	CT	Actual/360	5.020%	43,870.27	32,278.00	0.00	N/A	02/01/27	--	11,235,983.73	11,203,705.73	03/01/23
27	310939083	LO	Chattanooga	TN	Actual/360	4.830%	40,717.49	22,460.14	0.00	N/A	03/11/27	--	10,838,727.61	10,816,267.47	03/11/23
28	300801585	IN	San Diego	CA	Actual/360	5.024%	41,579.85	16,420.83	0.00	N/A	03/01/27	--	10,640,884.35	10,624,463.52	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	410938784	RT	Bakersfield	CA	Actual/360	4.810%	31,601.00	14,901.15	0.00	N/A	02/11/27	--	8,446,956.23	8,432,055.08	03/11/23
30	300801578	MF	Oakland	CA	Actual/360	5.016%	28,286.91	14,737.08	0.00	N/A	03/01/27	--	7,250,574.32	7,235,837.24	03/01/23
31	307640031	RT	Columbia	SC	Actual/360	4.990%	27,669.91	14,690.73	0.00	N/A	01/01/27	10/01/26	7,129,378.19	7,114,687.46	03/01/23
32	300801561	MF	Alameda	CA	Actual/360	4.877%	24,554.34	13,557.39	0.00	N/A	12/01/26	--	6,473,214.37	6,459,656.98	03/01/23
33	410937128	SS	Manteca	CA	Actual/360	5.050%	24,879.45	12,912.26	0.00	N/A	02/11/27	--	6,334,229.89	6,321,317.63	03/11/23
34	307640034	RT	Pearland	TX	Actual/360	4.630%	22,231.84	13,264.44	0.00	N/A	12/01/26	--	6,173,606.84	6,160,342.40	03/01/23
35	300801586	RT	Medford	OR	Actual/360	4.884%	23,054.05	12,505.73	0.00	N/A	03/01/27	--	6,068,983.56	6,056,477.83	03/01/23
36	1648147	IN	Magnolia	TX	Actual/360	5.170%	23,666.33	11,905.51	0.00	N/A	01/01/27	--	5,885,518.87	5,873,613.36	03/01/23
37	307640037	LO	Cincinnati	OH	Actual/360	5.250%	22,939.02	15,712.46	0.00	N/A	03/01/27	--	5,617,719.22	5,602,006.76	03/01/23
38	410934776	RT	Huntsville	AL	Actual/360	4.920%	23,367.78	10,543.59	0.00	N/A	04/11/27	--	6,106,562.71	6,096,019.12	03/11/23
39	1648326	LO	Linthicum Heights	MD	Actual/360	5.450%	20,431.39	13,179.39	0.00	N/A	04/01/27	--	4,819,987.55	4,806,808.16	03/01/23
40	1648272	MF	Shreveport	LA	Actual/360	4.730%	18,889.81	9,734.53	0.00	N/A	12/01/26	--	5,134,652.09	5,124,917.56	03/01/23
41	307640041	RT	Houston	TX	Actual/360	5.330%	21,271.88	8,592.38	0.00	N/A	01/01/27	--	5,131,248.66	5,122,656.28	03/01/23
42	1648014	RT	Chicago	IL	Actual/360	4.140%	16,744.00	0.00	0.00	N/A	10/01/26	--	5,200,000.00	5,200,000.00	03/01/23
43	410938519	RT	Milpitas	CA	Actual/360	4.630%	16,165.36	9,556.58	0.00	N/A	02/11/27	--	4,488,992.30	4,479,435.72	03/11/23
44	1648504	IN	Milwaukee	WI	Actual/360	4.770%	15,087.32	8,441.09	0.00	N/A	04/01/27	--	4,066,663.17	4,058,222.08	03/01/23
45	410937787	RT	Bluffton	SC	Actual/360	5.160%	14,792.05	7,428.97	0.00	N/A	02/11/27	--	3,685,727.79	3,678,298.82	03/11/23
46	300801577	RT	Holyoke	MA	Actual/360	4.748%	8,475.18	0.00	0.00	N/A	02/01/27	--	2,295,000.00	2,295,000.00	03/01/23
47	410938953	RT	Phenix City	AL	Actual/360	5.410%	7,461.51	4,865.16	0.00	N/A	04/11/27	--	1,773,266.78	1,768,401.62	03/11/23
48	300801563	MH	Dickinson	TX	Actual/360	5.363%	7,096.27	3,179.46	0.00	N/A	01/01/27	--	1,701,244.05	1,698,064.59	03/01/23
Totals							3,281,217.23	947,795.73	0.00				868,914,316.19	867,966,520.46
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,797,866.93	3,580,926.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,820,818.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,355,830.58	4,557,970.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	25,414,431.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,903,949.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	(10,070.27)	4,022,909.32	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	26,297,750.00	22,313,605.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(1,569,877.20)	1,722,515.73	01/01/22	06/30/22	12/12/22	0.00	0.00	0.00	0.00	0.00	0.00
12	9,988,513.11	7,508,506.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,888,608.81	2,142,502.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,831,939.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,887,468.95	0.00	--	--	--	0.00	0.00	0.00	0.00	12,913.15	0.00
16	2,417,214.91	1,911,730.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,480,294.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,991,719.66	1,876,218.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,600,229.70	3,281,832.64	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	606,250.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	537,629.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	440,380.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,954,129.19	0.00	--	--	--	0.00	0.00	0.00	0.00	1,688.29	0.00
24	1,851,505.88	1,367,563.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,431,413.49	1,106,506.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,176,104.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,355,021.84	1,426,102.08	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,003,070.13	923,067.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	918,806.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	777,616.73	381,437.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	9,111.75	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	109.15	0.00
33	567,000.00	452,587.25	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	758,686.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	660,667.80	561,324.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	755,522.61	431,302.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	243,039.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	700,918.95	532,324.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	615,420.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	760,303.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	436,258.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	440,099.13	361,058.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	694,814.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	577,184.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	336,600.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	274,400.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	303,197.54	180,644.59	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	148,593,430.29	61,321,935.69				0.00	0.00	0.00	0.00	23,822.34	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854743%	4.816481%	47
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855148%	4.816858%	48
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855475%	4.817162%	49
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855800%	4.817464%	50
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.856148%	4.817788%	51
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,932,514.23	4.856468%	4.818086%	52
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	507,485.77	0	0.00	4.815294%	4.778049%	51
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815138%	4.777885%	52
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815472%	4.778197%	53
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.815830%	4.778531%	54
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.816160%	4.778839%	55
04/18/22	0	0.00	0	0.00	1	35,873,352.64	0	0.00	0	0.00	1	35,873,352.64	0	0.00	0	0.00	4.816514%	4.779170%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		773,871,228	773,871,228	0		0
49 - 60 Months		94,095,293	94,095,293	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	867,966,520	867,966,520	0	0	0	0
Feb-23	868,914,316	868,914,316	0	0	0	0
Jan-23	869,676,463	869,676,463	0	0	0	0
Dec-22	870,435,195	870,435,195	0	0	0	0
Nov-22	871,251,331	871,251,331	0	0	0	0
Oct-22	872,003,005	872,003,005	0	0	0	0
Sep-22	913,744,856	913,744,856	0	0	0	0
Aug-22	914,997,020	914,997,020	0	0	0	0
Jul-22	915,738,363	915,738,363	0	0	0	0
Jun-22	916,537,744	916,537,744	0	0	0	0
May-22	917,272,183	917,272,183	0	0	0	0
Apr-22	918,064,913	882,191,560	0	0	35,873,353	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	307640010	36,620,377.13	36,620,377.13	362,000,000.00	12/01/17	20,226,965.72	1.69470	09/30/22	02/06/27	228
11	1648457	35,225,274.48	35,225,274.48	60,700,000.00	11/25/22	1,304,018.73	1.03100	06/30/22	02/01/27	286
Totals		71,845,651.61	71,845,651.61	422,700,000.00		21,530,984.45

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	307640010	MU	OH	10/27/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Lender approved a direct franchise with Marriott. The Borrower submitted a proposal for a payment deferral to help fund capex costs. Neg otiations are in process. The Loan remains current at this time.

11	1648457	LO	TX	06/22/20	9

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. The Borrower and Special Servicer executed a Settlement Agreement on 3/31/22. Borrower has brought the Loan current and it is currently pending return to the Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	307640010	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
11	1648457	0.00	5.06000%	0.00	5.06000%	10	03/30/22	03/30/22	--
37	307640037	6,060,118.28	5.25000%	0.00	5.25000%	10	04/14/21	04/01/20	05/11/21
39	1648326	5,138,196.94	5.45000%	5,128,700.00 5.45000%		10	07/24/20	08/01/20	09/11/20
Totals		11,198,315.22		5,128,700.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	7,138.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	386.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,138.03	0.00	386.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,524.54

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK4 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27